Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (2,670,322)	$ (1,301,864)	$ (8,795,419)	$ (10,283,109)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	115,300	36,105	301,442	58,641
Amortization of convertible notes discount	231,940	947	728,278	97,111
Amortization of right-of-use asset	88,354	82,454	338,394	298,208
Change in fair value of derivative liability			(142,319)
Loss on extinguishment of debt			270,594
Fair value of warrants in excess of fair value of debt				93,530
Bad debt expense			826,207	681,479
Change in OCI		1,662	1,662
Stock issued for services			119,959	5,872,529
Stock issued for make good provisions on debt conversion	1,087,513		700,821
Stock options issued to employees	3,341		538,323
Changes in operating assets and liabilities:
Marketable investment securities				12,530
Accounts receivable, net	(180,461)	468,422	173,512	(1,335,714)
Inventory, net	(1,503,632)	(216,569)	(230,261)	2,396
Prepaid expenses	(73,342)	200,278	145,514	(114,385)
Other current assets	45,737	2,478,953	(45,737)	17,840
Other assets			50,001	(1,905,983)
Accounts payable	(256,248)	1,146,347	444,961	596,434
Deferred revenue	1,028,780	90,524	1,408,786	(1,008,296)
Accrued interest payable	(95,974)	82,759	201,504	615,582
Accrued and other current liabilities	1,823,760	(321,090)	(634,557)	374,819
Other liabilities			(63,015)	63,015
Lease liability	(93,865)	(80,311)	(334,256)	(269,848)
Net cash provided by (used in) operating activities	(449,119)	2,668,617	(3,995,606)	(6,133,221)
Cash flows from investing activities:
Purchases of property and equipment	(64,159)	(332,342)	(36,339)	(127,413)
Purchase of short-term investments				(2,493,145)
Capitalized software, net	(270,531)		(1,701,471)
Sale of short-term investments			2,478,953
Net cash used in investing activities	(334,690)	(332,342)	741,143	(2,620,558)
Cash flows from financing activities:
Proceeds from PIPE loans, net of discount	2,520,000	4,320,000	8,902,681
Proceeds from loan payable – related party			2,000,000
Proceeds from investment fund (PIPE)			2,112,560
Cash acquired in Merger		103,818	103,818
Increase in other liabilities		18,545
Debt refinance conversion			192,787		$ 145,992
Proceeds from line of credit				1,980,937
Proceeds from notes payable				2,433,059
Proceeds from convertible notes				185,500
Costs of Merger paid from PIPE loan		(2,082,787)	(1,947,787)
Repayments of line of credit		(1,980,937)	(1,980,937)
Repayments of liabilities assumed in Merger		(15,716)
Repayments of loans assumed in Merger			(100,000)
Repayments of notes payable	(2,448)	(2,295)	(9,146)	(107,569)
Repayments of notes payable - related party		(268,500)	(535,000)	(37,000)
Dividends paid				40,150
Net cash provided by financing activities	2,517,552	92,128	8,738,976	4,495,077
Net change in cash , cash equivalents and restricted cash	1,733,743	2,428,403	5,484,513	(4,258,702)
Cash, cash equivalents and restricted cash - beginning of year	10,882,077	5,397,564	5,397,564	9,656,266
Cash, cash equivalents and restricted cash - end of year	12,615,820	7,825,967	10,882,077	5,397,564	$ 9,656,266
Supplemental cash flow information:
Interest	108,993	302,095	923,975	1,115,332
Income taxes
Non-cash investing and financing activities:
Derivative liability related to warrants			142,319
PIPE note principal converted to Class A Common Stock	1,655,000		5,832,600
Convertible notes exchanged for PIPE note			2,419,622
Class A Common Stock exchanged in Merger			3,854,573
Class A Common Stock issued in Merger			1,154
Class B Common Stock issued in Merger			172
Termination of loan payable			1,875,000
Conversion of dividend note payable and accrued interest				3,925,273
Conversion of note payable to line of credit				257,113
Warehouse lease				$ 537,994
Notes payable assumed in Merger		1,565,000
Accrued liabilities assumed in Merger		310,724
Remeasurement of common stock exchanged/issued in Merger		$ (1,875,724)